Trade and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2026
Trade and Other Receivables.
Schedule of trade and other receivables

	March 31,	December 31,
	2026	2025
	€1,000	€1,000
Collaboration receivables	406	3,358
Prepayments	3,178	2,627
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	318	313
Total	4,404	6,800